Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Large Cap Growth Opportunity Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Large Cap Growth Opportunity Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Large Cap Growth Opportunity Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Large Cap Growth Opportunity Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Opportunity Fund - Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Opportunity Fund - Class A | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Class A | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Columbia Large Cap Growth Opportunity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Large Cap Growth Opportunity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Growth Opportunity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Growth Opportunity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Large Cap Growth Opportunity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Large Cap Growth Opportunity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Large Cap Growth Opportunity Fund - Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Large Cap Growth Opportunity Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Class A | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Institutional Class | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Large Cap Growth Opportunity Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Large Cap Growth Opportunity Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Large Cap Growth Opportunity Fund - Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Class R | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Class R | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Opportunity Fund - Class R | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Opportunity Fund - Class R | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Class R | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Columbia Large Cap Growth Opportunity Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Large Cap Growth Opportunity Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Growth Opportunity Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Growth Opportunity Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Large Cap Growth Opportunity Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Large Cap Growth Opportunity Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Class R | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Large Cap Growth Opportunity Fund - Class R | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Large Cap Growth Opportunity Fund - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Class R | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Class R | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Large Cap Growth Opportunity Fund - Class S | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Large Cap Growth Opportunity Fund - Class S | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Large Cap Growth Opportunity Fund - Class S | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Growth Opportunity Fund - Class S | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Class S | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Opportunity Fund - Class S | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Opportunity Fund - Class S | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Opportunity Fund - Class S | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Growth Opportunity Fund - Class S | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Opportunity Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Columbia Large Cap Growth Opportunity Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Large Cap Growth Opportunity Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Growth Opportunity Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Growth Opportunity Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Large Cap Growth Opportunity Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Large Cap Growth Opportunity Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Growth Opportunity Fund - Class S | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Large Cap Growth Opportunity Fund - Class S | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Large Cap Growth Opportunity Fund - Class S | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Growth Opportunity Fund - Class S | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Large Cap Growth Opportunity Fund - Class S | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%